Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other Assets	Other Assets

Other Current Assets

		December 31,
($ in millions)	Notes	2022	2021
Customer financing receivables, net		143	170
Income taxes receivable		98	64
Contract assets	4	69	49
Prepaid expenses		44	54
Other tax receivables		28	17
Value-added tax receivable		25	28
Deferred costs		23	28
Other receivables		5	158
Other		32	25
		467	593

Other Non-Current Assets

		December 31,
($ in millions)	Notes	2022	2021
Upfront license fees, net:
Italian Scratch & Win		545	680
Italian Lotto		266	380
New Jersey		57	66
Rhode Island		27	—
Indiana		8	9
		903	1,134

Contract assets	4	81	69
Customer financing receivables, net		76	92
Deferred income taxes	18	38	39
Finance lease right-of-use assets	11	23	29
Other		52	66
		1,174	1,429

Upfront License Fees

The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Rhode Island	20 years, 6 months	January 2023
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013
Customer Financing Receivables

Customers' payment terms for customer financing receivables are confirmed with a written financing contract, lease contract, or promissory note and a security agreement is typically signed by the parties granting the Company a security interest in the related products sold or leased. Customer financing interest income is recognized based on market rates prevailing at issuance.
Customer financing receivables are recorded at amortized cost, net of any allowance for credit losses, and are classified in the consolidated balance sheets as follows:

	December 31, 2022
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	184	87	271
Allowance for credit losses	(42)	(11)	(52)
Customer financing receivables, net	143	76	219

	December 31, 2021
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	220	111	332
Allowance for credit losses	(51)	(20)	(71)
Customer financing receivables, net	170	92	261

The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	(71)	(50)	(32)
Provisions, net	8	(29)	(37)
Amounts written off as uncollectible	10	8	24
Other (1)	—	—	(5)
Balance at end of year	(52)	(71)	(50)
(1) Includes the effect of the adoption of ASC 326 in 2020.

The Company’s customer financing receivable portfolio is composed of customers primarily within the Global Gaming business segment. We internally assess the credit quality of customer financing receivables using a number of factors, including, but not limited to, credit scores obtained from external providers, trade references, bank references, and historical experience. Risk profiles differ based on customer location and are pooled as North America, Latin America and the Caribbean (“LAC”), and Europe, Middle East and Africa and Asia Pacific (“EMEA & APAC”).

The customer financing receivables at amortized cost by year of origination and the geography credit quality indicator at December 31, 2022 are as follows:

	Year of Origination
($ in millions)	2022	2021	2020	2019	Prior	Total
North America	39	10	12	5	—	66
EMEA & APAC	35	18	7	9	2	72
LAC	28	16	6	61	22	133
	102	44	26	75	24	271

The past due balance, which represents installments that are one day or more past their contractual due date, of customer financing receivables at amortized cost and the geography credit quality indicator at December 31, 2022 is as follows:

($ in millions)	North America	LAC	EMEA & APAC	Total
Past due	2	45	15	62
Short-term portion not yet due	38	54	30	123
Long-term portion not yet due	26	33	27	87
	66	133	72	271